Related Party Transaction (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Related Party Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]
Repayment of unsecured promissory note		$ 275,000	$ 275,000
Advisory service period			2 years
General and administrative expenses			$ 180,000
Prior to expiry of advisory period			60 days
Lucius Partners [Member]
Related Party Transaction [Line Items]
Purchased shares of common stock	40,000
Common stock, par value (in Dollars per share)	$ 5
Aggregate investment amount	$ 200,000
Repayment of unsecured promissory note			$ 275,000
Accrued interest			9,584
First Year of Advisory Services [Member]
Related Party Transaction [Line Items]
Paid a cash fee			180,000
Second Year of Advisory Services [Member]
Related Party Transaction [Line Items]
Paid a cash fee			$ 45,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).